Income Taxes - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Effective tax rate	21.00%
Net operating loss carryforwards	$ 201.3
Operating loss carryforwards not subject to expiration	165.3
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 64.9